LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Receivables [Abstract]
LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY
NOTE 5.	LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY

The loan composition as of September 30, 2012 and December 31, 2011 is summarized as follows:

	2012		2011
(in thousands)	Amount	% of Total	Amount	% of Total
Commercial & Industrial	$201,363	36.9%	$154,011	32.6%
Commercial real estate (“CRE”) Owner-occupied	112,040	20.5%	111,179	23.5%
CRE Investment	71,520	13.1%	66,577	14.1%
Construction & Land Development	26,964	5.0%	24,774	5.2%
Residential Construction	7,670	1.4%	9,363	2.0%
Residential First Mortgage	79,543	14.6%	56,392	11.9%
Residential Junior Mortgage	40,928	7.5%	42,699	9.0%
Retail & Other	5,680	1.0%	7,494	1.7%
Loans	545,708	100.0%	472,489	100.0%
Less allowance for loan losses	6,491		5,899
Loans, net	$539,217		$466,590

The allowance for loan losses (“ALLL”) represents management’s estimate of probable and inherent credit losses in the Bank’s loan portfolio at the balance sheet date. In general, estimating the amount of the ALLL is a function of a number of factors, including but not limited to changes in the loan portfolio, net charge-offs, trends in past due and impaired loans, and the level of potential problem loans, all of which may be susceptible to significant change. To the extent actual outcomes differ from management estimates, additional provisions for loan losses could be required that could adversely affect our earnings or financial position in future periods. Allocations of the ALLL may be made for specific loans but the entire ALLL is available for any loan that, in management’s judgment, should be charged-off or for which an actual loss is realized.

A year-to-date summary of the changes in the ALLL by portfolio segment for the periods indicated is as follows (in thousands):

Allowance for Loan Losses (ALLL):	Commercial & Industrial	Owner-occ. CRE	Investment CRE	Construction & Land Development	Residential Construction	Residential First Mortgage	Residential Junior Mortgage	Retail & Other	Total
Beginning balance December 31, 2011	$1,965	$347	$393	$2,035	$311	$405	$419	$24	$5,899
Provision for loan losses charged to operations	806	1,507	210	154	205	310	125	33	3,350
Loans charged off	129	1,327	305	307	396	216	118	38	2,836
Recoveries	34	9	—	22	—	7	5	1	78
Ending balance September 30, 2012	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491
As percent of ALLL

ALLL attributed to individually evaluated loans	$—	$165	$—	$—	$—	$—	$—	$—	$165
ALLL attributed to collectively evaluated loans	2,676	371	298	1,904	120	506	431	20	6,326
Ending balance	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491

Loans:
Individually evaluated	$3,986	$354	$380	$8,558	$397	$1,326	$—	$151	$15,152
Collectively evaluated	197,377	111,686	71,140	18,406	7,273	78,217	40,928	5,529	530,556
Total loans	$201,363	$112,040	$71,520	$26,964	$7,670	$79,543	$40,928	$5,680	$545,708

Less ALLL	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491
Net loans	$198,687	$111,504	$71,222	$25,060	$7,550	$79,037	$40,497	$5,660	$539,217

The allocation methodology used by the Company includes specific allocations for impaired loans evaluated individually for impairment based on collateral values and for the remaining loan portfolio collectively evaluated for impairment primarily based on historical loss rates and other qualitative factors. Loan charge-offs and recoveries are based on actual amounts charged-off or recovered by loan category. Management allocates the ALLL by pools of risk within each loan portfolio.

The following table presents nonaccrual loans by portfolio segment as of September 30, 2012 and December 31, 2011:

(in thousands)	2012	% to Total	2011	% to Total
Commercial & Industrial	$3,986	26.3%	$1,596	16.8%
CRE Owner-occupied	354	2.3%	934	9.9%
CRE Investment	380	2.5%	716	7.6%
Construction & Land Development	8,558	56.5%	3,367	35.5%
Residential Construction	397	2.6%	1,480	15.6%
Residential First Mortgage	1,326	8.8%	1,129	11.9%
Residential Junior Mortgage	—	—%	105	1.1%
Retail & Other	151	1.0%	149	1.6%
Loans	$15,152	100.0%	$9,476	100%

Loans are generally placed on nonaccrual status when management has determined collection of the interest on a loan is doubtful or when a loan is contractually past due 90 days or more as to interest or principal payments. When loans are placed on nonaccrual status or charged-off, all current year unpaid accrued interest is reversed against interest income. The interest on these loans is subsequently accounted for on the cash basis until qualifying for return to accrual status. If collectability of the principal is in doubt, payments received are applied to loan principal. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Management considers a loan to be impaired when it is probable the Bank will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement.

A summary of loans by credit quality indicator based on internally assigned credit grade as of September 30, 2012 is as follows:

(in thousands)	Grades 1–4	Grade 5	Grade 6	Grade 7	Grade 8	Grade 9	Total
Commercial & Industrial	$193,018	$958	$1,381	$6,006	$—	$—	$201,363
CRE Owner-occupied	101,139	7,042	2,054	1,640	165	—	112,040
CRE Investment	60,375	10,009	—	1,136	—	—	71,520
Construction & Land Development	11,240	923	885	13,916	—	—	26,964
Residential Construction	6,739	—	—	931	—	—	7,670
Residential First Mortgage	76,066	1,102	—	2,375	—	—	79,543
Residential Junior Mortgage	40,091	216	249	372	—	—	40,928
Retail & Other	5,529	—	—	151	—	—	5,680
Total loans	$494,197	$20,250	$4,569	$26,527	$165	$—	$545,708

Loans risk rated Acceptable (1–4) and Watch (5) are credits performing in accordance with the original terms, have adequate sources of repayment and little identifiable collectability risk. Special Mention (6) credits have potential weaknesses that deserve management’s attention. If left unremediated, these potential weaknesses may result in deterioration of the repayment of the credit. Substandard (7) loans typically have weaknesses in the paying capability of the obligor and/or guarantor or in collateral coverage. These loans have a well-defined weakness that jeopardizes the liquidation of the debt and are characterized by the possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as Doubtful (8) have all the weaknesses of substandard loans with the added characteristic that the collection of all amounts due according to the original contractual terms is highly unlikely and the amount of the loss is reasonably estimable. Loans classified as loss are considered uncollectible. All substandard and doubtful loans are evaluated individually for impairment based on collateral values.

The following table presents loans by past due status as of the dates indicated:

	September 30, 2012
(in thousands)	30–89 Days Past Due (accruing)	90 Days & Over or non-accrual	Current	Total
Commercial & Industrial	$100	$3,986	$197,277	$201,363
CRE Owner-occupied	1,857	354	109,829	112,040
CRE Investment	—	380	71,140	71,520
Construction & Land Development	—	8,558	18,406	26,964
Residential Construction	—	397	7,273	7,670
Residential First Mortgage	—	1,326	78,217	79,543
Residential Junior Mortgage	—	—	40,928	40,928
Retail & Other	14	151	5,515	5,680
Total loans	$1,971	$15,152	$528,585	$545,708
As a percent of total loans	0.4%	2.8%	96.8%	100.0%

	December 31, 2011
	30–89 Days Past Due (accruing)	90 Days & Over or on non-accrual	Current	Total
Commercial	$1,278	$2,530	$261,382	$265,190
Real Estate-Commercial	—	716	65,861	66,577
Real Estate-Residential	330	1,129	54,933	56,392
Construction	1,139	4,847	28,151	34,137
Consumer	123	254	49,816	50,193
Total loans	$2,870	$9,476	$460,143	$472,489
As a percent of total loans	0.6%	2.0%	97.4%	100.0%

The following table presents impaired loans as of the dates indicated:
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
September 30, 2012
With no related allowance:
Commercial & Industrial	$3,986	$4,432	$—	$2,330	$274
CRE Owner-occupied	60	60	—	298	12
CRE Investment	380	409	—	370	17
Construction & Land Development	8,558	8,692	—	7,289	374
Residential Construction	397	446	—	811	18
Residential First Mortgage	1,326	1,369	—	739	49
Residential Junior Mortgage	—	—	—	62	—
Retail & Other	151	151	—	151	—
With a related allowance:			—
Commercial & Industrial	$—	$—	—	$1,243	$—
CRE Owner-occupied	294	294	165	431	—
CRE Investment	—	—	—	179	—
Construction & Land Development.	—	—	—	30	—
Residential Construction	—	—	—	370	—
Residential First Mortgage	—	—	—	95	—
Residential Junior Mortgage	—	—	—	—	—
Retail & Other	—	—	—	—	—
Total:
Commercial & Industrial	$3,986	$4,432	—	$3,573	$274
CRE Owner-occupied	354	354	165	728	12
CRE Investment	380	409	—	549	17
Construction & Land Development	8,558	8,692	—	7,319	374
Residential Construction	397	446	—	1,181	18
Residential First Mortgage	1,326	1,369	—	834	49
Residential Junior Mortgage	—	—	—	62	—
Retail & Other	151	151	—	151	—
Total	$15,152	$15,853	$165	$14,397	$744

The following is a summary of information pertaining to impaired loans as of December 31, 2011:
Impaired loans for which a specific allowance has been provided	$3,353,000
Impaired loans for which no specific allowance has been provided	6,274,000
Total loans determined to be impaired	$9,627,000
Specific allowance provided for impaired loans, included in the allowance for loan losses	$549,000
Average investment in year-end impaired loans	$19,096,000
Cash basis interest income recognized on year-end impaired loans	$373,000

NOTE 4. LOANS

Major classifications of loans as of December 31, were as follows:

	2011	Mix	2010	Mix
Commercial	$265,189,830	56%	$294,040,544	57%
Real Estate-Commercial	66,576,760	14	63,839,435	13
Real Estate-Residential	56,392,417	12	56,532,928	11
Construction	34,136,929	7	40,357,249	8
Consumer	50,192,878	11	58,990,627	11
Loans	472,488,814	100%	513,760,783	100%
Less allowance for loan losses	5,899,488		8,635,059
Loans, net	$466,589,326		$505,125,724

Loan categories above include the following: Commercial includes business and industrial loans and lines, owner-occupied commercial real estate, and agriculture/farm-based loans. Commercial real estate includes multifamily and other non-owner occupied commercial real estate. Residential real estate includes one- to four-family first-lien loans. Construction loans include land, land development and residential or commercial construction loans. Consumer includes predominantly home equity lending plus retail and other loans.

Practically all of the Bank’s loans, commitments, and standby letters of credit have been granted to customers in the Bank’s market area. Although the Bank has a diversified loan portfolio, the credit risk in the loan portfolio is largely influenced by general economic conditions and trends of the counties and markets in which the debtors operate, and the resulting impact on the operations of borrowers or on the value of underlying collateral, if any.

Changes in the allowance for loan losses for the years ended December 31, are presented as follows:
	2011	2010	2009
Balance at beginning of year	$8,635,059	$6,231,609	$5,546,212
Provision for loan losses	6,600,000	8,500,000	6,000,000
Loans charged off	(9,400,479)	(6,292,416)	(5,426,858)
Recoveries on loans previously charged off	64,908	195,866	112,255
Balance at end of year	$5,899,488	$8,635,059	$6,231,609
Allowance for loan losses to loans	1.25%	1.68%	1.28%

In determining the appropriateness of the allowance for loan losses, management includes allocations for specifically identified impaired loans and loss factor allocations for all remaining loans, with a component primarily based on historical loss rates and another component primarily based on other qualitative actors. Impaired loans are individually assessed and are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.

Loans that are determined to be not impaired are collectively evaluated for impairment, stratified by type and allocated loss ranges based on the Company’s actual historical loss ratios for each strata, and adjustments are also provided for certain current environmental and qualitative factors. An internal loan review function rates loans using a grading system based on nine different categories. Loans with grades of seven or higher (“classified loans”) represent loans with a greater risk of loss and may be assigned allocations for loss based on specific review of the weaknesses observed in the individual credits if classified as impaired. Classified loans are constantly monitored by the loan review function to ensure early identification of any deterioration.

A breakdown of the allowance for loan losses and recorded investments in loans at December 31, 2011 is as follows ($ in thousands):
	Commercial	Real Estate- Commercial	Real Estate- Residential	Construction	Consumer	Total
Allowance for Loan Losses (AFLL):
Beginning balance	$4,865	$162	$250	$2,836	$522	$8,635
Provision for loan losses charged to operations	403	411	634	4,767	385	6,600
Loans charged off	2,981	181	488	5,285	466	9,401
Recoveries chargeoffs	26	—	9	28	2	65
Ending balance	$2,313	$392	$405	$2,346	$443	$5,899
As percent of AFLL	39.2%	6.6%	6.9%	39.8%	7.5%	100%

AFLL attributed to individually evaluated loans	$85	$163	$37	$264	$—	$549
AFLL attributed to collectively evaluated loans	2,228	229	368	2,082	443	5,350
Ending balance	$2,313	$392	$405	$2,346	$443	$5,899

Loans:
Individually evaluated	$2,679	$716	$714	$5,262	$256	$9,627
Collectively evaluated	262,511	65,861	55,678	28,875	49,937	462,862
Total loans	$265,190	$66,577	$56,392	$34,137	$50,193	$472,489

Total Loans	$265,190	$66,577	$56,392	$34,137	$50,193	$472,489
Less allowance for loan losses	2,313	392	405	2,346	443	5,899
Net loans	$262,877	$66,185	$55,987	$31,791	$49,750	$466,590

The following is a summary of information pertaining to impaired loans as of December 31:

	2011	2010	2009
Impaired loans for which a specific allowance has been provided	$3,353,000	$7,789,000	$12,709,000
Impaired loans for which no specific allowance has been provided	6,274,000	4,860,000	3,130,000
Total loans determined to be impaired	$9,627,000	$12,649,000	$15,839,000
Specific allowance provided for impaired loans, included in the allowance for loan losses	$549,000	$3,423,000	$2,398,000
Average investment in year-end impaired loans	$19,096,000	$16,173,000	$29,932,000
Cash basis interest income recognized on year-end impaired loans	$373,000	$612,000	$1,264,000

A description of the loan grades are as follows:

1-4 Pass: Credits exhibit adequate cash flows, appropriate management and financial ratios within industry norms and/or are supported by sufficient collateral. Some credits in these rating categories may require a need for monitoring but elements of concern are not severe enough to warrant an elevated rating.
5 Watch: Credits with this rating are adequately secured and performing but are being monitored due to the presence of various short term weaknesses which may include unexpected, short term adverse financial performance, managerial problems, potential impact of a decline in the entire industry or local economy and delinquency issues. Loans to individuals or loans supported by guarantors with marginal net worth or collateral may be included in this rating category.

6 Special Mention: Credits with this rating have potential weaknesses that, without the Company’s attention and correction may result in deterioration of repayment prospects. These assets are considered Criticized Assets. Potential weaknesses may include adverse financial trends for the borrower or industry, repeated lack of compliance with Company requests, increasing debt to worth, serious management conditions and decreasing cash flow.
7 Substandard: Assets with this rating are characterized by the distinct possibility the Company will sustain some loss if deficiencies are not corrected. All foreclosures, liquidations, non-accrual loans are considered to be categorized in this rating, regardless of collateral sufficiency.
8 Doubtful: Assets with this rating exhibit all the weaknesses as one rated Substandard with the added characteristic that such weaknesses make collection or liquidation in full highly questionable.
9 Loss: Assets in this category are considered uncollectible. Pursuing any recovery or salvage value is impractical but does not preclude partial recovery in the future.
The following is a breakdown of loan types by risk grading as of December 31, 2011 ($ in thousands):
	Grades 1 – 4	Grade 5	Grade 6	Grade 7	Grade 8	Grade 9	Total
Commercial	$233,201	$11,037	$3,779	$17,173	$—	$—	$265,190
Real Estate-Commercial	60,656	5,205	—	716	—	—	66,577
Real Estate-Residential	51,950	1,245	213	2,984	—	—	56,392
Construction	14,900	7,334	897	11,006	—	—	34,137
Consumer	49,040	324	—	829	—	—	50,193
Total loans	$409,747	$25,145	$4,889	$32,708	$—	$—	$472,489

A breakdown of past due loans by type as of December 31, 2011 ($ in thousands):

	2011
	30-89 Days Past Due (accruing)	90 Days & Over or on non-accrual	Current	Total
Commercial	$1,278	$2,530	$261,382	$265,190
Real Estate-Commercial	—	716	65,861	66,577
Real Estate-Residential	330	1,129	54,933	56,392
Construction	1,139	4,847	28,151	34,137
Consumer	123	254	49,816	50,193
Total loans	$2,870	$9,476	$460,143	$472,489
As a percent of total loans	0.6%	2.0%	97.4%	100.0%

The following is a summary of nonperforming assets as of December 31:

	2011	2010	2009
Nonaccrual loans	$9,476,000	$10,303,000	$8,212,000
Loans past due 90 days or more, still accruing	—	500,000	—
Nonperforming loans	9,476,000	10,803,000	8,212,000
Other real estate owned	641,000	1,443,000	1,370,000
Nonperforming assets	$10,117,000	$12,246,000	$9,582,000
Nonperforming loans to loans	2.01%	2.10%	1.69%
Nonperforming assets to assets	1.49%	1.81%	1.42%

Interest income of approximately $1,390,000, $1,004,000 and $638,000 would have been earned on the year-end nonaccrual loans had they been performing in accordance with their original terms during the years ended December 31, 2011, 2010 and 2009, respectively. Interest of approximately $220,000, $415,000 and $239,000 was earned on year-end nonaccrual loans and included in income for the years ended December 31, 2011, 2010 and 2009, respectively.